SALARIES AND BENEFITS (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Breakdown Salaries and Benefits

Description	June 30, 2026 (Unaudited)	December 31, 2025

Salaries and benefits	564,228	533,713
Extraordinary bonus	155	—

	564,383	533,713